Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – TCW Core Plus Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month Term SOFR + 1.402% Floor 1.140% 10/17/2034	6.710%	10,425,000	10,340,286
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,648,008
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month Term SOFR + 1.322% Floor 1.060% 04/20/2031	6.648%	7,975,904	7,957,472
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.242% Floor 0.980% 07/20/2029	6.568%	8,414,869	8,383,061
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month Term SOFR + 1.392% Floor 1.130% 10/25/2034	6.743%	7,200,000	7,136,352
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/15/2033	6.670%	8,765,000	8,698,088
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062% Floor 1.800% 10/17/2031	7.370%	1,200,000	1,191,864
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	7.207%	8,675,000	8,476,481
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2031	6.670%	9,100,000	9,041,223
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	458,848	448,087
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,904,343	1,570,698
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.939%	3,083,941	2,974,438
Series 2014-3 Class A
30-day Average SOFR + 0.734% Floor 0.620% 03/25/2083	6.049%	3,652,301	3,613,493
Series 2014-4 Class A
30-day Average SOFR + 0.734% Floor 0.620% 03/25/2083	6.049%	2,623,832	2,591,457
Series 2015-2 Class A3
30-day Average SOFR + 0.684% Floor 0.570% 11/26/2040	5.999%	6,687,869	6,543,988
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
30-day Average SOFR + 1.614% 06/25/2065	6.929%	6,343,513	6,363,766
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
30-day Average SOFR + 1.064% Floor 0.950% 11/25/2048	6.379%	4,002,043	3,965,704
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month Term SOFR + 1.862% Floor 1.600% 07/17/2035	7.170%	8,500,000	8,374,515
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	8,935,000	7,429,375
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month Term SOFR + 2.012% 07/15/2031	7.320%	3,500,000	3,485,804
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month Term SOFR + 1.542% 01/20/2032	6.868%	8,000,000	7,966,744
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	5.692%	217,943	195,708
2	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2023	5.585%	3,053,601	2,965,825
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	6.005%	1,990,000	1,802,120
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.966%	875,898	877,351
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.105%	5,860,000	5,670,442
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2024	6.416%	3,339,781	3,304,616
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
30-day Average SOFR + 0.864% Floor 0.750% 01/25/2045	6.179%	1,925,255	1,904,671
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.486%	5,625,116	5,433,666
Total Asset-Backed Securities — Non-Agency (Cost $147,616,846)			145,355,303

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,206,821
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	2,953,666
Series 2001-M2 Class Z2
06/25/2031	6.300%	8,575	8,504
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	352,680	3
Series 2021-36 Class IO
03/16/2063	1.262%	21,313,616	1,716,443
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,566,950	1,093,945
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-14 Class AB
06/16/2063	1.340%	1,879,541	1,372,689
Series 2021-2 Class AH
06/16/2063	1.500%	4,416,554	3,148,914
Series 2021-21 Class AH
06/16/2063	1.400%	3,016,727	2,214,003
Series 2021-31 Class B
01/16/2061	1.250%	3,276,953	2,281,067
Total Commercial Mortgage-Backed Securities - Agency (Cost $24,828,852)			20,996,055

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month Term SOFR + 1.264% Floor 1.150% 10/15/2035	6.597%	7,500,000	5,887,498
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.230%	8,446,000	8,293,443
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month Term SOFR + 1.034% Floor 0.920% 10/15/2036	6.367%	8,258,472	8,235,241
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.447%	6,925,000	6,929,327
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.473%	4,080,000	4,077,454
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,140,029
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.097%	8,878,000	8,360,328
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.520%	8,939,000	8,821,276
CF Hippolyta Issuer LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	9,850,798	8,948,007

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Great Wolf Trust(a),(b)
Subordinated Series 2019-WOLF Class E
1-month Term SOFR + 2.846% Floor 2.732% 12/15/2036	8.179%	8,245,000	8,133,760
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,341,030
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month Term SOFR + 1.214% Floor 1.000% 01/17/2038	6.548%	9,655,326	9,658,275
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,304,755
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month Term SOFR + 0.914% Floor 0.800% 04/15/2038	6.247%	7,374,920	7,290,599
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	2,973,557
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,465,863
Progress Residential Trust(a)
Subordinated Series 2019-SRF4 Class G
10/17/2036	3.927%	2,541,000	2,448,055
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,450,844
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.682%	5,607,000	5,166,137
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,478	10,203,809
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,279,647)			114,129,287
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(e),(f),(g)	2,750,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	3,372,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	5,923,000	6
Intelsat Jackson Series A, CVR(e),(f),(g)	12,024	0
Intelsat Jackson Series B, CVR(e),(f),(g)	12,024	0
Total		12
Total Communication Services		12
Financials 0.1%
Financial Services 0.1%
Intelsat Emergence SA(f)	114,829	2,572,170
Total Financials		2,572,170
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,938)		2,573,945

Corporate Bonds & Notes 26.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,624,918
Agencies 0.0%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	300,000	300,683
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,385,564	6,470,233
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	5,000,000	4,861,883
Total			11,332,116
Apartment REIT 0.2%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,451,751
04/15/2032	3.625%	2,420,000	1,996,807

4	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,154,388
08/15/2033	5.500%	520,000	483,863
01/15/2034	2.700%	70,000	50,948
Total			7,137,757
Banking 9.9%
American Express Co.
03/04/2027	2.550%	2,900,000	2,618,649
Bank of America Corp.(h)
07/22/2027	1.734%	12,270,000	10,873,043
02/04/2028	2.551%	28,000	24,941
04/24/2028	3.705%	4,972,000	4,578,749
06/14/2029	2.087%	9,300,000	7,779,409
02/07/2030	3.974%	4,925,000	4,420,304
04/22/2032	2.687%	1,100,000	862,511
07/21/2032	2.299%	4,183,000	3,167,843
10/20/2032	2.572%	10,650,000	8,176,690
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	6.321%	1,000,000	965,222
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,140,679
Citigroup, Inc.(h)
04/24/2025	3.352%	590,000	579,464
02/24/2028	3.070%	1,760,000	1,596,247
10/27/2028	3.520%	1,735,000	1,569,115
11/05/2030	2.976%	3,060,000	2,555,758
03/31/2031	4.412%	3,110,000	2,790,355
06/03/2031	2.572%	1,240,000	988,437
05/01/2032	2.561%	5,995,000	4,633,006
11/03/2032	2.520%	644,000	489,123
01/25/2033	3.057%	9,164,000	7,221,748
Credit Suisse Group AG(a),(h)
07/15/2026	6.373%	3,450,000	3,438,708
02/02/2027	1.305%	5,350,000	4,737,428
05/14/2032	3.091%	5,495,000	4,350,590
08/12/2033	6.537%	12,045,000	11,931,817
11/15/2033	9.016%	12,387,000	14,316,419
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	2,703,193
Fifth Third Bancorp
05/05/2027	2.550%	677,000	593,390
Goldman Sachs Group, Inc. (The)
12/06/2023	1.217%	7,075,000	7,015,590
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	1,375,000	1,332,053
03/09/2027	1.431%	12,950,000	11,527,658
09/10/2027	1.542%	1,092,000	955,973
10/21/2027	1.948%	6,825,000	6,024,844
07/21/2032	2.383%	3,675,000	2,797,583
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(h)
06/04/2026	2.099%	7,493,000	6,973,762
05/24/2027	1.589%	1,450,000	1,278,204
09/22/2028	2.013%	6,910,000	5,862,895
08/17/2029	2.206%	3,615,000	2,981,257
05/24/2032	2.804%	2,875,000	2,226,412
03/09/2044	6.332%	1,030,000	988,121
JPMorgan Chase & Co.(h)
08/09/2025	0.768%	2,830,000	2,695,243
12/10/2025	1.561%	5,705,000	5,391,737
04/22/2027	1.578%	4,495,000	4,009,459
02/24/2028	2.947%	2,290,000	2,077,131
10/15/2030	2.739%	2,320,000	1,939,529
04/22/2032	2.580%	1,090,000	859,636
11/08/2032	2.545%	3,840,000	2,971,511
01/25/2033	2.963%	9,245,000	7,373,266
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,143,321
Lloyds Banking Group PLC(h)
07/09/2025	3.870%	4,114,000	4,033,241
08/11/2033	4.976%	2,730,000	2,428,587
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	3,590,000	3,208,419
01/14/2033	2.871%	3,670,000	2,773,708
06/21/2033	4.442%	2,220,000	1,891,411
Morgan Stanley(h)
05/30/2025	0.790%	970,000	931,486
10/21/2025	1.164%	2,745,000	2,591,203
05/04/2027	1.593%	5,470,000	4,869,641
04/28/2032	1.928%	8,020,000	5,949,627
07/21/2032	2.239%	2,020,000	1,522,867
Subordinated
09/16/2036	2.484%	3,725,000	2,722,068
Nationwide Building Society(a),(h)
02/16/2028	2.972%	4,305,000	3,850,350
PNC Financial Services Group, Inc. (The)(h)
06/12/2029	5.582%	1,530,000	1,484,848
10/28/2033	6.037%	4,135,000	4,002,829
01/24/2034	5.068%	1,825,000	1,653,646
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	1,730,000	1,711,561
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	8,840,867
03/15/2025	1.089%	7,235,000	7,034,222
08/21/2026	1.532%	465,000	422,005
06/14/2027	1.673%	2,185,000	1,912,491
01/11/2028	2.469%	1,035,000	901,399
UBS Group AG(a),(h)
08/10/2027	1.494%	500,000	435,908

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(h)
02/11/2026	2.164%	5,075,000	4,790,354
06/02/2028	2.393%	5,333,000	4,678,216
03/02/2033	3.350%	18,190,000	14,686,388
07/25/2033	4.897%	2,850,000	2,580,017
04/24/2034	5.389%	3,955,000	3,703,970
04/04/2051	5.013%	55,000	46,148
Total			288,185,500
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	2,878,216
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	857,791
Total			3,736,007
Cable and Satellite 1.1%
Cable One, Inc.(a)
11/15/2030	4.000%	3,955,000	3,011,945
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,043,303
04/01/2048	5.750%	4,189,000	3,345,822
07/01/2049	5.125%	1,335,000	970,832
03/01/2050	4.800%	2,745,000	1,911,788
04/01/2053	5.250%	2,875,000	2,149,052
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,030,735
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	697,636
04/01/2028	7.500%	300,000	194,683
05/15/2028	11.250%	600,000	597,457
02/01/2029	6.500%	3,814,000	3,160,742
01/15/2030	5.750%	1,500,000	839,901
11/15/2031	4.500%	400,000	283,115
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	6,183,662
Time Warner Cable LLC
09/01/2041	5.500%	850,000	663,115
VZ Secured Financing BV(a)
01/15/2032	5.000%	2,000,000	1,575,359
Ziggo BV(a)
01/15/2030	4.875%	500,000	407,720
Total			32,066,867
Chemicals 0.3%
EverArc Escrow Sarl(a)
10/30/2029	5.000%	325,000	260,433
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	3,915,000	2,945,556
11/15/2040	3.268%	370,000	231,739
12/01/2050	3.468%	120,000	69,934
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	700,000	469,947
09/26/2048	5.000%	5,140,000	3,838,059
Total			7,815,668
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	262,046
Consumer Cyclical Services 0.0%
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	650,000	606,809
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.750%	1,148,000	849,451
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	6.012%	1,886,000	1,880,982
Electric 1.6%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	215,092
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,151,911
Arizona Public Service Co.
08/01/2033	5.550%	3,215,000	3,111,609
Duke Energy Carolinas LLC
01/15/2033	4.950%	3,060,000	2,910,545
12/15/2041	4.250%	900,000	719,654
Duke Energy Corp.
09/01/2046	3.750%	1,110,000	765,357
Duke Energy Progress LLC
03/15/2033	5.250%	2,885,000	2,795,293
04/01/2052	4.000%	500,000	363,985
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,701,122
Eversource Energy
07/01/2027	4.600%	3,135,000	3,015,933
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,000,000	779,463
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,133,076

6	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,873,898
01/15/2029	4.300%	1,752,000	1,626,716
MidAmerican Energy Co.
09/15/2054	5.850%	1,500,000	1,478,533
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	362,564
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,678,226
PacifiCorp
07/01/2025	3.350%	2,000,000	1,912,301
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,215,485
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,235,904
Progress Energy, Inc.
10/30/2031	7.000%	2,894,000	3,047,069
Total			46,093,736
Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	2,500,000	2,337,672
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	2,955,741
10/29/2028	3.000%	6,350,000	5,436,584
01/30/2032	3.300%	3,650,000	2,905,815
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,687,327
07/01/2025	3.375%	4,500,000	4,270,712
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,812,734
11/18/2027	2.528%	3,398,000	2,871,917
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	733,000	730,571
Total			23,671,401
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,274,913
JBS SA/Food Co./Finance, Inc.
02/02/2029	3.000%	1,565,000	1,314,880
12/01/2031	3.750%	970,000	776,421
04/01/2033	5.750%	1,230,000	1,122,379
12/01/2052	6.500%	4,280,000	3,827,374
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	2,995,000	2,914,284
11/15/2053	7.250%	1,690,000	1,632,704
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.
04/15/2031	4.250%	3,400,000	2,838,982
03/01/2032	3.500%	2,634,000	2,039,001
07/01/2033	6.250%	425,000	399,870
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,700,000	1,632,204
04/15/2030	4.625%	3,500,000	2,997,856
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,331,000	1,092,284
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,078,095
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,500,000	2,045,380
Total			28,986,627
Gaming 0.6%
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	1,045,000	1,015,644
06/01/2028	5.750%	870,000	834,008
01/15/2029	5.300%	2,325,000	2,155,562
01/15/2030	4.000%	2,353,000	2,000,255
01/15/2031	4.000%	3,030,000	2,522,143
01/15/2032	3.250%	59,000	45,730
VICI Properties LP
02/15/2030	4.950%	75,000	68,757
05/15/2032	5.125%	4,787,000	4,293,131
05/15/2052	5.625%	854,000	712,027
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	270,000	260,930
09/01/2026	4.500%	1,010,000	951,387
02/01/2027	5.750%	420,000	406,787
01/15/2028	4.500%	654,000	598,793
02/15/2029	3.875%	1,700,000	1,478,166
08/15/2030	4.125%	540,000	457,374
Total			17,800,694
Health Care 1.4%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	614,904
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	820,596
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,585,904
CVS Health Corp.
02/21/2033	5.250%	374,000	353,709
07/20/2035	4.875%	775,000	692,439
07/20/2045	5.125%	125,000	105,150
03/25/2048	5.050%	3,130,000	2,600,322
Dentsply Sirona, Inc.
06/01/2030	3.250%	801,000	671,087

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,416,173
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,275,209
HCA, Inc.
04/15/2025	5.250%	488,000	481,961
06/15/2026	5.250%	4,480,000	4,386,571
06/15/2029	4.125%	4,000,000	3,616,016
09/01/2030	3.500%	6,876,000	5,825,292
07/15/2031	2.375%	1,125,000	860,131
06/15/2047	5.500%	765,000	652,788
06/15/2049	5.250%	5,500,000	4,511,423
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	3,375,000	2,421,714
Providence Service Corp. (The)(a)
11/15/2025	5.875%	190,000	180,710
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,665,235
Total			39,737,334
Healthcare Insurance 0.5%
Centene Corp.
12/15/2027	4.250%	2,155,000	1,985,232
07/15/2028	2.450%	8,542,000	7,216,173
03/01/2031	2.500%	2,000,000	1,537,947
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,261,362
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,020,440
Total			13,021,154
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,588,856
03/15/2031	2.050%	417,000	301,263
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,197,974
02/15/2030	3.100%	125,000	103,842
03/15/2031	2.000%	965,000	721,809
Physicians Realty LP
11/01/2031	2.625%	1,905,000	1,437,540
Total			7,351,284
Independent Energy 0.0%
Hess Corp.
02/15/2041	5.600%	955,000	862,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.8%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	6.010%	3,780,000	3,756,973
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,284,617
03/08/2027	3.205%	1,550,000	1,378,795
01/07/2029	2.717%	1,770,000	1,464,475
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,126,877
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,238,499
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	1,922,887
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,815,191
Total			22,988,314
Media and Entertainment 0.7%
Diamond Sports Group LLC/Finance Co.(a),(i)
08/15/2026	0.000%	3,161,000	74,886
Meta Platforms, Inc.
05/15/2053	5.600%	720,000	681,911
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	2,920,795
Warnermedia Holdings, Inc.
03/15/2032	4.279%	35,000	29,704
03/15/2042	5.050%	6,975,000	5,395,419
03/15/2052	5.141%	14,715,000	10,917,243
Total			20,019,958
Midstream 0.8%
Columbia Pipelines Operating Co. LLC(a)
08/15/2030	5.927%	2,015,000	1,984,529
Energy Transfer Operating LP
05/15/2050	5.000%	3,660,000	2,868,097
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	2,442,025
12/15/2045	6.125%	2,400,000	2,143,214
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	651,888
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	377,904	315,446
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	1,865,826

8	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,704,757
07/15/2029	4.950%	910,000	810,030
04/15/2040	6.875%	1,890,000	1,647,413
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	756,031
10/01/2047	5.400%	1,095,000	900,583
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,375,000	1,375,487
TransCanada PipeLines Ltd.
03/01/2034	4.625%	305,000	265,451
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,741,337
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,495,000	1,227,033
Total			22,699,147
Natural Gas 0.2%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	5,775,490
Office REIT 0.2%
Hudson Pacific Properties LP
11/01/2027	3.950%	3,076,000	2,427,290
02/15/2028	5.950%	975,000	813,090
04/01/2029	4.650%	485,000	368,599
01/15/2030	3.250%	1,240,000	850,615
Kilroy Realty LP
11/15/2033	2.650%	628,000	421,832
Total			4,881,426
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	325,000	305,617
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2026	6.250%	900,000	836,603
05/15/2027	5.250%	1,430,000	1,257,794
Total			2,094,397
Other Industry 0.0%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	325,000	299,409
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	886,370
Total			1,185,779
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,728,155
CubeSmart LP
02/15/2032	2.500%	660,000	502,076
Extra Space Storage LP
12/15/2027	3.875%	270,000	247,496
06/01/2031	2.550%	1,175,000	914,547
10/15/2031	2.400%	723,000	553,161
03/15/2032	2.350%	4,464,000	3,365,484
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,390,301
Rexford Industrial Realty LP
09/01/2031	2.150%	415,000	309,255
Total			10,010,475
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	556,623
Berry Global, Inc.
01/15/2026	1.570%	2,981,000	2,694,073
01/15/2027	1.650%	2,883,000	2,481,103
Total			5,731,799
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	2,888,419
Pharmaceuticals 0.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	1,200,000	1,188,228
AbbVie, Inc.
05/14/2045	4.700%	1,000,000	853,451
Amgen, Inc.
03/02/2033	5.250%	990,000	946,102
03/01/2053	4.875%	2,880,000	2,401,944
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,797,789
12/15/2025	4.250%	2,780,000	2,675,889
12/15/2028	4.375%	2,579,000	2,394,640
06/25/2038	4.625%	7,482,000	6,120,352
06/25/2048	4.875%	4,585,000	3,652,510
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,194,000	1,875,529
Kevlar SpA(a)
09/01/2029	6.500%	2,750,000	2,344,748
Total			27,251,182

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.7%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,519,973
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,301,753
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	1,000,000	620,165
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,205,798
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	3,510,383
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.961%	6,815,000	6,822,448
Willis North America, Inc.
05/15/2033	5.350%	3,595,000	3,353,128
Total			21,333,648
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	787,000	641,232
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	275,214
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,396,287
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	350,000	310,800
Total			2,982,301
Technology 0.8%
Broadcom, Inc.(a)
02/15/2033	2.600%	1,950,000	1,454,212
11/15/2035	3.137%	3,100,000	2,259,257
CommScope, Inc.(a)
09/01/2029	4.750%	2,450,000	1,803,522
Global Payments, Inc.
08/15/2052	5.950%	3,150,000	2,814,603
NCR Corp.(a)
10/01/2030	5.250%	390,000	335,905
Open Text Corp.(a)
12/01/2027	6.900%	650,000	651,261
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
11/09/2032	6.250%	4,000,000	4,047,070
07/15/2036	3.850%	260,000	205,029
04/01/2050	3.600%	4,480,000	2,895,461
03/25/2051	3.950%	4,468,000	3,062,101
11/09/2052	6.900%	2,000,000	2,059,466
02/06/2053	5.550%	745,000	652,954
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	2,286,067
Total			24,526,908
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	2,949,752
08/15/2047	4.540%	9,792,000	6,736,647
09/06/2049	4.758%	205,000	143,979
03/16/2052	5.650%	1,425,000	1,140,104
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,041,091
07/26/2026	3.500%	950,000	889,556
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,056,464
08/15/2045	5.850%	4,180,000	3,455,776
Total			20,413,369
Wireless 1.1%
American Tower Corp.
04/15/2031	2.700%	8,468,000	6,715,874
07/15/2033	5.550%	4,540,000	4,327,462
Crown Castle International Corp.
07/15/2031	2.500%	1,194,000	929,747
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,560,750	1,539,008
03/20/2028	5.152%	4,392,000	4,319,213
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,814,595
04/15/2026	2.625%	5,424,000	5,015,117
04/15/2027	3.750%	2,625,000	2,451,274
04/15/2030	3.875%	1,460,000	1,292,352
04/15/2040	4.375%	2,300,000	1,847,244
Vodafone Group PLC
06/19/2049	4.875%	895,000	713,920
Total			30,965,806
Wirelines 0.4%
AT&T, Inc.
03/01/2037	5.250%	5,640,000	5,088,180
03/01/2039	4.850%	2,796,000	2,360,664
09/15/2055	3.550%	281,000	172,245
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	422,766

10	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
05/01/2028	5.000%	400,000	341,886
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,868,000	2,691,817
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	315,000	278,717
Total			11,356,275
Total Corporate Bonds & Notes (Cost $870,710,076)			778,712,754

Foreign Government Obligations(j) 0.9%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	597,131
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	418,122
Brazil 0.0%
Brazilian Government International Bond
06/12/2030	3.875%	925,000	806,590
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	489,000	395,442
07/27/2033	2.550%	720,000	554,082
Total			949,524
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	734,000	637,754
04/15/2031	3.125%	400,000	295,950
04/20/2033	8.000%	200,000	197,611
Ecopetrol SA
01/13/2033	8.875%	280,000	273,522
Total			1,404,837
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	254,315
09/23/2032	4.875%	620,000	503,911
Total			758,226
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	442,950
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2029	5.250%	250,000	238,303
09/22/2031	2.125%	1,100,000	809,741
Total			1,048,044
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	701,000	652,845
Indonesia Government International Bond
01/11/2033	4.850%	500,000	476,310
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,203,008
Total			2,332,163
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	485,529
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	368,571
Total			854,100
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%	2,496,000	1,972,300
05/19/2033	4.875%	800,000	717,598
02/12/2034	3.500%	200,000	156,397
Petroleos Mexicanos
01/28/2031	5.950%	1,860,000	1,329,872
06/15/2035	6.625%	1,367,000	916,557
09/21/2047	6.750%	453,000	267,134
01/28/2060	6.950%	950,000	561,086
Total			5,920,944
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	304,795
01/17/2028	5.625%	700,000	681,575
Total			986,370
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,251,582
09/29/2032	2.252%	300,000	217,082
Total			1,468,664
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	670,000	619,333

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
06/20/2030	2.844%	232,000	195,778
01/23/2031	2.783%	1,320,000	1,082,118
12/01/2032	1.862%	200,000	144,349
Total			1,422,245
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	636,685
06/10/2031	1.648%	550,000	416,853
Total			1,053,538
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%	172,000	172,194
10/04/2033	4.875%	860,000	798,508
Total			970,702
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	480,277
Qatar Government International Bond(a)
04/16/2030	3.750%	790,000	736,440
Total			1,216,717
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	202,540
02/14/2031	3.000%	1,140,000	915,098
Total			1,117,638
Saudi Arabia 0.0%
Saudi Government International Bond(a)
10/22/2030	3.250%	610,000	534,401
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	740,509
06/22/2030	5.875%	570,000	503,848
Total			1,244,357
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	872,510
Total Foreign Government Obligations (Cost $30,758,126)			27,039,106

Inflation-Indexed Bonds 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.5%
U.S. Treasury Inflation-Indexed Bond
04/15/2028	1.250%	21,490,359	20,431,052
07/15/2033	1.375%	24,490,434	22,652,235
Total			43,083,287
Total Inflation-Indexed Bonds (Cost $45,066,400)			43,083,287

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	772,034
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,216,804
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
10/01/2024	5.047%	3,412,455	3,399,427
Special Non Property Tax 0.2%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,374,049
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,930,000	2,878,449
Total			4,252,498
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	833,679

12	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,136,982
Total Municipal Bonds (Cost $18,778,761)			14,611,424

Residential Mortgage-Backed Securities - Agency 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 06/01/2052	3.000%	43,192,020	36,369,872
09/01/2032- 01/01/2050	3.500%	38,688,883	34,159,981
07/01/2035- 10/01/2048	5.000%	1,730,470	1,672,482
04/01/2036- 09/01/2039	6.000%	130,952	130,543
06/01/2038- 01/01/2040	5.500%	331,780	330,977
03/01/2039- 10/01/2048	4.500%	4,044,563	3,811,300
08/01/2044- 01/01/2049	4.000%	4,617,920	4,222,395
12/01/2051- 04/01/2052	2.500%	27,411,015	21,786,028
03/01/2052- 04/01/2052	2.000%	30,434,571	23,184,149
CMO Series 360 Class 250
11/15/2047	2.500%	1,477,731	1,288,134
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	1.272%	204,971	13,592
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	83,206	1,647
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	456,206
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	14,007,020	12,357,797
06/01/2032- 04/01/2052	3.000%	20,322,539	17,329,076
05/01/2033- 08/01/2039	5.000%	110,005	107,058
11/01/2038- 11/01/2040	6.000%	1,434,666	1,463,991
10/01/2040- 04/01/2052	2.000%	128,897,549	99,569,813
08/01/2043- 07/01/2047	4.000%	14,170,383	12,915,979
02/01/2046- 08/01/2048	4.500%	5,539,329	5,174,837
12/01/2051- 04/01/2052	2.500%	154,179,684	122,579,766
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,081,531	1,914,555
CMO Series 2018-54 Class KA
01/25/2047	3.500%	698,875	661,492
CMO Series 2018-86 Class JA
05/25/2047	4.000%	520,124	502,126
CMO Series 2018-94D Class KD
12/25/2048	3.500%	608,246	539,766
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,218,224	1,068,497
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.271%	543,580	37,529
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	0.771%	132,346	3,372
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	132,223	14,432
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,581,341	2,489,298
10/15/2039- 08/20/2048	4.500%	4,957,021	4,679,880
07/15/2040- 10/20/2048	4.000%	5,871,005	5,369,197
04/20/2046- 07/20/2049	3.500%	15,955,179	14,173,617
11/20/2046- 10/20/2049	3.000%	10,059,761	8,621,821

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(k)
CMO Series 2006-26 Class
06/20/2036	0.000%	16,092	13,197
Government National Mortgage Association TBA(l)
10/23/2053	2.500%	45,525,000	37,204,162
10/23/2053	4.500%	17,300,000	15,981,551
10/23/2053	5.000%	7,900,000	7,485,867
Uniform Mortgage-Backed Security TBA(l)
10/12/2053	2.000%	88,725,000	67,479,521
10/12/2053	2.500%	29,925,000	23,749,411
10/12/2053	3.000%	70,075,000	57,935,054
10/12/2053	3.500%	50,300,000	43,254,071
10/12/2053	4.000%	78,825,000	70,172,724
10/12/2053	4.500%	112,100,000	102,921,812
10/12/2053	5.000%	126,925,000	119,745,805
10/12/2053	5.500%	100,000,000	96,636,718
Total Residential Mortgage-Backed Securities - Agency (Cost $1,164,937,490)			1,081,581,098

Residential Mortgage-Backed Securities - Non-Agency 9.0%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month Term SOFR + 0.879% Floor 0.510% 10/25/2035	6.199%	397,731	396,652
Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.483%	4,601,881	3,527,180
CMO Series 2022-1 Class A1
12/25/2066	2.881%	7,923,112	6,767,082
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	5.794%	4,486,541	4,115,362
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,020,494	6,705,507
CMO Series 2021-B Class A1
04/01/2069	2.115%	9,418,918	9,061,634
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	7,232,723	6,097,779
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	5,937,836	5,076,882
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	6,493,969	5,948,591
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,712,394	3,968,650
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	5,300,456	5,100,154
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	3,052,471	2,892,481
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	9,811,813	8,401,049
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	8,324,578	6,664,389
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	7,135,612	6,774,672
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	14,718,495	13,719,044
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	944,591	812,568
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.215%	4,386,054	4,325,256
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.815%	5,000,000	5,137,500
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	6.280%	2,328,440	2,049,501
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.164%	3,102,349	2,814,512
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.527%	118,871	118,255
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.776%	9,741,023	6,982,667
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,983,120	4,582,076
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	12,160,372	11,816,516
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	409,789	296,622
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.240% 02/25/2037	5.674%	2,785,397	2,633,868

14	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.532%	943,563	730,493
CMO Series 2005-AA7 Class 2A1
09/25/2035	6.058%	658,019	566,105
CMO Series 2005-AA8 Class 2A1
10/25/2035	6.092%	1,598,343	1,014,696
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	770,434	312,560
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.353%	1,212,087	1,024,791
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	4,026,150	3,812,189
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.482%	181,034	161,452
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.642%	8,491,793	6,603,108
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.270%, Cap 10.500% 10/25/2036	5.974%	3,318,726	1,394,778
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	6.019%	3,424,376	3,342,070
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,757,850	7,363,746
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.150% 11/25/2036	5.734%	4,041,729	2,858,869
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	5.914%	3,181,089	2,273,139
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	7.200%	590,138	511,123
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	5.694%	305,943	281,693
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.280%, Cap 11.500% 10/25/2035	5.994%	920,522	888,373
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.789% Floor 0.675%, Cap 12.500% 03/25/2035	6.109%	1,735,180	1,709,792
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	8,254,947	7,694,770
CMO Series 2021-7 Class A1
08/25/2026	1.867%	12,794,667	12,029,259
CMO Series 2022-1 Class A1
02/25/2027	3.720%	13,509,667	12,940,322
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,438,971	3,326,253
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	9,188,666	8,735,947
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	9,982,006	9,498,395
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	4,700,552	4,440,704
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.938%	886,030	492,683
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	6,152,273	4,840,845
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.220%, Cap 10.500% 05/25/2036	5.874%	4,724,152	3,672,394

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	16,362,877	13,560,990
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.694%	302,300	281,482
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.677%	254,067	232,831
CMO Series 2005-AR4 Class A5
04/25/2035	3.908%	390,694	343,476
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.907%	1,718,439	1,498,936
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 10.500% 11/25/2045	5.954%	1,592,765	1,433,996
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	5.760%	2,991,117	2,330,177
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.740%	1,950,608	1,769,671
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $282,900,721)			260,758,557

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche 1 Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.640%	783,846	783,721
Airlines 0.0%
United AirLines, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 04/21/2028	9.182%	355,179	355,261
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.140%	840,591	818,702
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.116%	240,602	240,212
CSC Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.947%	438,392	396,012
DirectTV Financing LLC(b),(m)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.431%	1,205,047	1,176,259
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.947%	1,750,000	1,697,727
Total			3,510,210
Chemicals 0.1%
Chemours Co. (The)(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.816%	949,348	937,481
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 10/13/2028	9.652%	124,109	109,178
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.181%	66,943	64,251
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.431%	360,770	357,313
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.666%	266,625	260,626
Pre-Paid Legal Services, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/15/2028	8.931%	260,199	257,272

16	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 09/23/2026	8.192%	469,162	468,313
Safe Fleet Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	9.170%	196,033	195,880
Spin Holdco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.664%	950,731	819,711
TruGreen LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.416%	334,208	316,997
Total			2,740,363
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 08/12/2024	9.242%	1,113,308	1,040,943
Osmosis Buyer Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.084%	412,439	407,865
Prestige Brands, Inc.(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.431%	468,750	469,083
Total			1,917,891
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(m)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.681%	144,472	144,533
Homer City Generation LP(m)
Term Loan
04/05/2023	15.000%	327,282	204,823
Total			349,356
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Patriot Container Corp.(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.166%	126,212	119,612
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/01/2027	7.675%	2,443,467	2,441,024
Tranche B6 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 06/22/2028	7.825%	175,373	175,220
Total			2,616,244
Food and Beverage 0.1%
City Brewing Company LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.070%	335,919	219,187
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 01/29/2027	7.666%	440,255	436,601
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(m)
Term Loan
3-month Term SOFR + 3.688% 05/23/2025	9.269%	71,051	61,736
Hostess Brands LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.500% 06/30/2030	7.890%	734,685	735,449
Naked Juice LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.740%	1,863,863	1,766,215
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.490%	264,360	213,389
Total			3,432,577

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.316%	654,948	647,580
Light and Wonder International, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	8.434%	453,778	453,211
Total			1,100,791
Health Care 0.1%
Avantor Funding, Inc.(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 11/08/2027	7.666%	583,329	582,536
Bausch & Lomb Corp.(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.755%	502,852	488,048
Bausch & Lomb Corp. (b),(m),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/14/2028	9.316%	157,393	155,229
Gainwell Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.490%	834,975	813,316
ICON PLC(b),(m)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.753%	398,542	398,223
3-month Term SOFR + 2.250% 07/03/2028	7.902%	99,297	99,217
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/23/2028	8.681%	985,000	981,749
Syneos Health, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/19/2030	9.327%	256,061	250,051
Total			3,768,369
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Formula One Management Ltd.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/15/2030	8.316%	56,838	56,781
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.181%	280,909	280,168
Total			336,949
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 06/22/2026	7.170%	124,535	124,407
Media and Entertainment 0.0%
MH Sub I LLC/Micro Holding Corp.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.566%	310,806	300,267
Other Financial Institutions 0.0%
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/01/2028	7.681%	878,780	877,575
Other Industry 0.0%
Artera Services LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 03/06/2025	8.740%	445,568	417,038
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche Z Term Loan
3-month Term SOFR + 1.750% 07/01/2026	7.293%	2,306,744	2,305,475
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.180%	2,594,549	2,542,295

18	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.000% 11/15/2027	7.416%	1,404,715	1,379,781
Horizon Therapeutics USA, Inc.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 03/15/2028	7.184%	2,372,300	2,368,932
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 05/05/2028	8.931%	1,551,245	1,549,740
Organon & Co.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.442%	1,812,080	1,806,644
Total			9,647,392
Property & Casualty 0.1%
Acrisure LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/15/2027	8.931%	1,301,399	1,281,410
AmWINS Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.681%	1,754,654	1,742,494
Total			3,023,904
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.000% 12/30/2026	7.490%	96,674	96,463
Restaurants 0.0%
1011778 BC ULC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/23/2030	7.566%	403,938	402,173
KFC Holding Co./Yum! Brands(b),(m)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.195%	399,144	398,501
Total			800,674
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.2%
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.568%	744,611	729,488
Central Parent, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.640%	445,383	445,143
Coherent Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.181%	155,585	154,905
DTI Holdco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	10.119%	95,107	92,339
EagleView Technology Corp.(b),(m)
1-month Term SOFR + 3.500% 08/14/2025	9.133%	48,469	45,694
Entegris, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/06/2029	7.871%	77,488	77,464
Gen Digital, Inc.(b),(m)
Tranche A Term Loan
1-month Term SOFR + 1.500% 09/10/2027	6.916%	682,176	675,784
Open Text Corp.(b),(m)
Term Loan
1-month Term SOFR + 1.750% 05/30/2025	7.166%	369,255	369,229
1-month Term SOFR + 2.750% 01/31/2030	8.166%	370,347	370,180
Oracle Corp.(b),(m)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	7.020%	1,802,539	1,791,273
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.166%	476,048	474,562
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.681%	265,891	263,416

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RealPage, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/24/2028	8.431%	143,174	141,384
Renaissance Holding Corp.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.750% 04/05/2030	10.066%	400,992	397,339
Total			6,028,200
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 1.750% 04/11/2025	7.170%	1,378,613	1,377,192
Wirelines 0.1%
Frontier Communications Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 10/08/2027	9.181%	247,263	239,669
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.431%	2,480,724	2,020,078
1-month Term SOFR + 4.325% Floor 0.500% 03/09/2027	9.641%	371,934	301,360
Total			2,561,107
Total Senior Loans (Cost $51,232,155)			50,456,399

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills(o)
12/21/2023	5.250%	17,355,000	17,150,257
Total Treasury Bills (Cost $17,150,586)			17,150,257

U.S. Treasury Obligations 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
09/15/2026	4.625%	7,495,000	7,458,111
08/31/2028	4.375%	10,220,000	10,117,800
08/15/2033	3.875%	35,895,000	33,886,367
05/15/2043	3.875%	8,905,000	7,744,567
08/15/2043	4.375%	102,400,000	95,584,000
08/15/2053	4.000%	134,210,000	121,879,456
U.S. Treasury(l)
09/30/2028	4.500%	36,720,000	36,696,073
Total U.S. Treasury Obligations (Cost $328,981,253)			313,366,374

Money Market Funds 24.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(p),(q)	715,562,440	715,347,772
Total Money Market Funds (Cost $715,318,630)		715,347,772
Total Investments in Securities (Cost: $3,824,392,481)		3,585,161,618
Other Assets & Liabilities, Net		(672,152,778)
Net Assets		2,913,008,840

At September 30, 2023, securities and/or cash totaling $14,532,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,333	12/2023	USD	675,635,556	—	(2,342,999)
U.S. Treasury 5-Year Note	2,923	12/2023	USD	307,965,453	—	(2,356,287)
U.S. Treasury Ultra 10-Year Note	389	12/2023	USD	43,397,812	—	(1,552,682)
U.S. Treasury Ultra Bond	394	12/2023	USD	46,762,875	—	(2,584,728)
Total					—	(8,836,696)
20	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $672,352,313, which represents 23.08% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(l)	Represents a security purchased on a when-issued basis.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Zero coupon bond.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	720,353,529	1,147,864,197	(1,152,850,542)	(19,412)	715,347,772	19,514	27,264,168	715,562,440
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2023	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7037_12_B01_(11/23)